Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Currently paid or payable	$ 3,253,913	$ 3,059,462
Deferred (benefit) expense	(118,587)	(76,374)
Total income tax expense	$ 3,135,326	$ 2,983,088